CAPITAL STOCK (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
CAPITAL STOCK [Abstract]
Preferred stock, shares authorized	75,000,000		75,000,000	75,000,000	75,000,000	75,000,000
Preferred stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0		0	0	0	0
Common stock, shares authorized	425,000,000		425,000,000	425,000,000	425,000,000	425,000,000
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	112,990,500		112,500,000	112,967,500	112,967,500	112,990,500
Common stock, shares outstanding	112,990,500		112,500,000	112,967,500	112,967,500	112,990,500
Proceeds from sale of common stock	$ 23,000		$ 3,750	$ 467,500	$ 471,250	$ 494,250
Shares issued	23,000			467,500